As filed with the Securities and Exchange Commission on March 3, 2026

Securities Act File No. 333-292765

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

SARATOGA INVESTMENT CORP.

(Exact Name of Registrant as Specified in Charter)

535 Madison Avenue

New York, New York 10022

(Address of Principal Executive Offices)

(212) 906-7800

(Registrant’s Telephone Number, Including Area Code)

Christian L. Oberbeck

Chief Executive Officer

Saratoga Investment Corp.

535 Madison Avenue

New York, New York 10022

(Name and Address of Agent for Service)

COPIES TO:

Steven B. Boehm, Esq.

Payam Siadatpour, Esq.

Sara Sabour Nasseri, Esq.

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

(202) 383-0100

Approximate Date of Commencement of Proposed Public Offering: From time to time after the effective date of the Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☒	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.
☒	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.
☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c) of the Securities Act.

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
☐	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _______.
☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:_______.
☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:_______.

Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☒	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).
☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.
☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-292765) of Saratoga Investment Corporation (the “Registration Statement”) is to pay an additional registration fee and update certain exhibits. Accordingly, this Pre-Effective Amendment No. 1 consists only of the facing page, this explanatory note and Part C of the Registration Statement setting forth the exhibits to the Registration Statement. This Pre-Effective Amendment No. 1 does not modify any other part of the Registration Statement. The prospectus and financial statements are unchanged, have been omitted, and are incorporated by reference.

PART C—OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1) Financial Statements

The unaudited consolidated financial statements as of November 30, 2025 and for each of the three and nine months ended November 30, 2025 and November 30, 2024 have been incorporated by reference in this registration statement in “Part A—Information Required in a Prospectus.”

The audited consolidated financial statements of Saratoga Investment Corp. as of February 28, 2025 and February 29, 2024 and for each of the three years in the period ended February 28, 2025 have been incorporated by reference in this registration statement in “Part A—Information Required in a Prospectus” in reliance on the report of Ernst & Young LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The audited financial statements of Saratoga Investment Corp. CLO 2013-1, Ltd. as of February 28, 2025, February 29, 2024, and February 28, 2023, and for the years then ended have been incorporated by reference in this registration statement in “Part A—Information Required in a Prospectus” in reliance on the report of CohnReznick LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.

(2) Exhibits

The following exhibits are filed as part of this report or hereby incorporated by reference to exhibits previously filed with the SEC:

Exhibit Number	Description

(a)(1)	Articles of Incorporation of Saratoga Investment Corp. (incorporated by reference to Saratoga Investment Corp.’s Form 10-Q for the quarterly period ended May 31, 2007).

(a)(2)	Articles of Amendment of Saratoga Investment Corp. (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed August 3, 2010).

(a)(3)	Articles of Amendment of Saratoga Investment Corp. (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed August 13, 2010).

(b)	Third Amended and Restated Bylaws of Saratoga Investment Corp (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 10-Q filed January 6, 2021).

(c)	Not applicable.

(d)(1)	Specimen certificate of Saratoga Investment Corp.’s common stock, par value $0.001 per share. (incorporated by reference to Saratoga Investment Corp.’s Registration Statement on Form N-2, File No. 333-169135, filed on September 1, 2010).

(d)(2)	Form of Indenture by and between Saratoga Investment Corp. and U.S. Bank National Association, as trustee (incorporated by reference to Saratoga Investment Corp.’s Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2, File No. 333-186323 filed April 30, 2013).

(d)(3)	Statement of Eligibility of Trustee on Form T-1 (incorporated by reference to Saratoga Investment Corp.’s Registration Statement on Form N-2 filed on January 16, 2026).

(d)(4)	Form of Warrant Certificate and Warrant Agreement**

(d)(5)	Form of Subscription Certificate and Subscription Agreement**

(d)(6)	Form of Articles Supplementary Establishing and Fixing the Rights and Preferences of Preferred Stock (incorporated by reference to Saratoga Investment Corp.’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-196526) filed on December 5, 2014).

(d)(7)	Seventh Supplemental Indenture between Saratoga Investment Corp. and U.S. Bank National Association, as trustee, relating to 6.25% Notes due 2027 (incorporated by reference to Saratoga Investment Corp.’s Quarterly Report on Form 10-Q, filed on January 10, 2023).

(d)(8)	Form of 6.25% Notes due 2027 (incorporated by reference to Exhibit (d)(7) hereto).

(d)(9)	Eighth Supplemental Indenture between Saratoga Investment Corp. and U.S. Bank National Association, as trustee, relating to the 4.375% Note due 2026 (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on March 10, 2021).

(d)(10)	Form of 4.375% Notes due 2026 (incorporated by reference to Exhibit (d)(9) hereto).

(d)(11)	Ninth Supplemental Indenture between Saratoga Investment Corp. and U.S. Bank National Association, as trustee, relating to the 4.35% Notes due 2027 (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on January 19, 2022).

(d)(12)	Form of 4.35% Notes due 2027 (incorporated by reference to Exhibit (d)(11) hereto).

(d)(13)	Tenth Supplemental Indenture between Saratoga Investment Corp. and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association), as trustee, relating to the 6.00% Notes due 2027 (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on April 27, 2022).

(d)(14)	Form of 6.00% Notes due 2027 (incorporated by reference to Exhibit (d)(13) hereto).

(d)(15)	Twelfth Supplemental Indenture between Saratoga Investment Corp. and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association), as trustee, relating to the 8.00% Notes due 2027 (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on October 27, 2022).

(d)(16)	Form of 8.00% Notes due 2027 (incorporated by reference to Exhibit (d)(15) hereto).

(d)(17)	Thirteenth Supplemental Indenture between Saratoga Investment Corp. and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association), as trustee, relating to the 8.125% Notes due 2027 (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on December 13, 2022).

(d)(18)	Form of 8.125% Notes due 2027 (incorporated by reference to Exhibit (d)(17) hereto).

(d)(19)	Fifteenth Supplemental Indenture between Saratoga Investment Corp. and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association), as trustee, relating to the 8.50% Notes due 2028 (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on April 14, 2023).

(d)(20)	Form of 8.50% Notes due 2028 (incorporated by reference to Exhibit (d)(19) hereto).

(d)(21)	Sixteenth Supplemental Indenture, dated as of February 6, 2026, by and between Saratoga Investment Corp. and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association), as trustee (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on February 6, 2026).

(d)(22)	Form of Global Note with respect to the 7.50% Notes due 2031 (Incorporated by reference to Exhibit (d)(21) hereto).

(d)(23)	Registration Rights Agreement, dated as of January 23, 2026, by and between Saratoga Investment Corp. and the institutional purchaser party thereto (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on January 27, 2026).

(e)	Dividend Reinvestment Plan (incorporated by reference to Saratoga Investment Corp.'s Registration Statement on Form N-2, File No. 333-256366, filed May 31, 2021).

(f)	Not applicable.

(g)	Investment Advisory and Management Agreement dated July 30, 2010 between Saratoga Investment Corp. and Saratoga Investment Advisors, LLC (incorporated by reference to Amendment No. 1 to Saratoga Investment Corp.’s Registration Statement on Form N-2, File No. 333-196526, filed on December 5, 2014).

(h)(1)	Equity Distribution Agreement, dated July 30, 2021, by and among Saratoga Investment Corp., Saratoga Investment Advisors, LLC, Ladenburg Thalmann & Co. Inc. and Compass Point Research & Trading, LLC (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on August 2, 2021.

(h)(2)	Amendment No. 2 to the Equity Distribution Agreement, dated July 30, 2021, by and among Saratoga Investment Corp. and Saratoga Investment Advisors, LLC, on the one hand, and Ladenburg Thalmann & Co. Inc. and Compass Point Research & Trading, LLC, on the other hand (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on July 10, 2023).

(h)(3)	Amendment No. 3 to the Equity Distribution Agreement, dated July 30, 2021, by and among Saratoga Investment Corp. and Saratoga Investment Advisors, LLC, on the one hand, and Ladenburg Thalmann & Co. Inc., Compass Point Research and Trading, LLC, and Raymond James & Associates, Inc. on the other hand (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on July 19, 2023).

(h)(4)	Amendment No. 4 to the Equity Distribution Agreement by and among Saratoga Investment Corp., Saratoga Investment Advisors, LLC, Ladenburg Thalmann & Co. Inc., Compass Point Research and Trading, LLC, Raymond James & Associates, Inc., and Lucid Capital Markets, LLC (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on May 15, 2024).

(h)(5)	Note Purchase Agreement by and between Saratoga Investment Corp. and the purchaser party thereto, dated July 9, 2020 (incorporated by reference to Saratoga Investment Corp.’s Quarterly Report on Form 10-Q filed on October 4, 2022).

(h)(6)	First Supplemental Note Purchase Agreement by and between Saratoga Investment Corp. and the purchaser party thereto, dated January 28, 2021 (incorporated by reference to Saratoga Investment Corp.’s Quarterly Report on Form 10-Q filed on October 4, 2022).

(h)(7)	Second Supplemental Note Purchase Agreement by and between Saratoga Investment Corp. and the purchaser party thereto, dated September 8, 2022 (incorporated by reference to Saratoga Investment Corp.’s Quarterly Report on Form 10-Q filed on October 4, 2022).

(i)	Not applicable.

(j)	Custodian Agreement dated March 21, 2007 between GSC Investment LLC and U.S. Bank National Association (incorporated by reference to Saratoga Investment Corp.’s Form 10-Q for the quarterly period ended May 31, 2007).

(k)(1)	Administration Agreement dated July 30, 2010 between GSC Investment Corp. and Saratoga Investment Advisors, LLC (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on August 3, 2010).

(k)(2)	Trademark License Agreement dated July 30, 2010 between Saratoga Investment Advisors, LLC and GSC Investment Corp. (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on August 3, 2010).

(k)(3)	Form of Indemnification Agreement between Saratoga Investment Corp. and each officer and director of Saratoga Investment Corp. (incorporated by reference to Amendment No. 2 to Saratoga Investment Corp.’s Registration Statement on Form N-2 filed on January 12, 2007).

(k)(4)	Amended and Restated Indenture, dated as of November 15, 2016, among Saratoga Investment Corp. CLO 2013-1, Ltd., Saratoga Investment Corp. CLO 2013-1, Inc. and U.S. Bank National Association. (incorporated by reference to Saratoga Investment Corp.’s Registration Statement on Form N-2, File No. 333-216344, filed on February 28, 2017).

(k)(5)	Amended and Restated Collateral Management Agreement, dated February 26, 2021, by and between Saratoga Investment Corp. and Saratoga Investment Corp. CLO 2013-1, Ltd. (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on March 4, 2021).

(k)(6)	Amended and Restated Collateral Administration Agreement, dated February 26, 2021, by and between Saratoga Investment Corp., Saratoga Investment Corp. CLO 2013-1, Ltd. and U.S. Bank National Association (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on March 4, 2021).

(k)(7)	Credit and Security Agreement, dated as of March 27, 2024, by and among Saratoga Investment Funding III, LLC, as borrower, Saratoga Investment Corp., as collateral manager and equityholder, the lenders from time to time party thereto, Live Oak Banking Company, as administrative agent and collateral agent, U.S. Bank National Association, as custodian, and U.S. Bank Trust Company, National Association, as collateral administrator (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on March 28, 2024).

(k)(8)	First Amendment and Lender Joinder to Credit and Security Agreement, dated as of June 14, 2024, by and among Saratoga Investment Funding III, LLC, as borrower, Saratoga Investment Corp., as collateral manager and equityholder, the lenders parties thereto, and Live Oak Banking Company, as administrative agent and collateral agent (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on June 17, 2024).

(k)(9)	Equity Pledge Agreement, dated as of March 27, 2024, by and between Saratoga Investment Corp., as pledgor, and Live Oak Banking Company, as collateral agent for the benefit of the secured parties (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on March 28, 2024).

(k)(10)	Loan Sale and Contribution Agreement, dated as of March 27, 2024, by and between Saratoga Investment Corp., as seller, and Saratoga Investment Funding III LLC, as purchaser (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on March 28, 2024).

(k)(11)	Saratoga Senior Loan Fund I JV LLC Limited Liability Company Agreement dated October 26, 2021, by and between Saratoga Investment Corp. and TJHA JV I LLC (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on October 27, 2021).

(k)(12)	Credit and Security Agreement, dated as of November 6, 2025, by and among Saratoga Investment Funding II, LLC, as borrower, Saratoga Investment Corp., as collateral manager and equityholder, the lenders parties thereto, Valley National Bank, as administrative agent, lead arranger and bookrunner, Bank OZK, as documentation agent, U.S. Bank National Association, as collateral custodian, and U.S. Bank Trust Company, National Association, as collateral agent and collateral administrator (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on November 6, 2025).

(k)(13)	Equity Pledge Agreement, dated as of November 6, 2025, by and between Saratoga Investment Corp., as pledgor, and U.S. Bank Trust Company, National Association, as collateral agent for the benefit of the secured parties (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on November 6, 2025).

(k)(14)	Loan Sale and Contribution Agreement, dated as of November 6, 2025, by and between Saratoga Investment Corp., as seller, and Saratoga Investment Funding II LLC, as purchaser (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on November 6, 2025).

(k)(15)	Limited Guaranty Agreement, dated as of November 6, 2025, by Saratoga Investment Corp., as guarantor, in favor of Valley National Bank, as administrator for the secured parties (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on November 6, 2025).

(k)(16)	Springing Guaranty Agreement, dated as of November 6, 2025, by Saratoga Investment Corp., as guarantor, in favor of Valley National Bank, as administrator for the secured parties (incorporated by reference to Saratoga Investment Corp.’s Current Report on Form 8-K filed on November 6, 2025).

(l)	Opinion and Consent of Eversheds Sutherland (US) LLP, counsel for Saratoga Investment Corp. (incorporated by reference to Saratoga Investment Corp.’s Registration Statement on Form N-2 filed on January 16, 2026).

(m)	Not applicable.

(n)(1)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm, relating to Saratoga Investment Corp. (incorporated by reference to Saratoga Investment Corp.’s Registration Statement on Form N-2 filed on January 16, 2026).

(n)(2)	Consent of CohnReznick LLP, Independent Auditors, relating to Saratoga Investment Corp. CLO 2013-1, Ltd. (incorporated by reference to Saratoga Investment Corp.’s Registration Statement on Form N-2 filed on January 16, 2026).

(o)	Not applicable.

(p)	Not applicable.

(q)	Not applicable.

(r)	Code of Ethics of Saratoga Investment Corp. adopted under Rule 17j-1 (incorporated by reference to Amendment No. 7 to Saratoga Investment Corp.’s Registration Statement on Form N-2, File No. 333-138051, filed on March 22, 2007).

(s)	Calculation of Filing Fee Table*

(t)	Power of Attorney (incorporated by reference to Saratoga Investment Corp.’s Registration Statement on Form N-2 filed on January 16, 2026).

99.1	Form of prospectus supplement for common stock offerings (incorporated by reference to Amendment No. 1 to Saratoga Investment Corp.’s Registration Statement on Form N-2, File No. 333-196526, filed on December 5, 2014).

99.2	Form of prospectus supplement for preferred stock offerings (incorporated by reference to Amendment No. 1 to Saratoga Investment Corp.’s Registration Statement on Form N-2, File No. 333-196526, filed on December 5, 2014).

99.3	Form of prospectus supplement for subscription rights offering (incorporated by reference to Amendment No. 1 to Saratoga Investment Corp.’s Registration Statement on Form N-2, File No. 333-196526, filed on December 5, 2014).

99.4	Form of prospectus supplement for warrant offerings (incorporated by reference to Amendment No. 1 to Saratoga Investment Corp.’s Registration Statement on Form N-2, File No. 333-196526, filed on December 5, 2014).

99.5	Form of prospectus supplement for retail note offerings (incorporated by reference to Amendment No. 1 to Saratoga Investment Corp.’s Registration Statement on Form N-2, File No. 333-196526, filed on December 5, 2014).

99.6	Form of prospectus supplement for institutional note offerings (incorporated by reference to Amendment No. 1 to Saratoga Investment Corp.’s Registration Statement on Form N-2, File No. 333-196526, filed on December 5, 2014).
101.INS	Inline XBRL Instance Document.
101.SCH	Inline XBRL Taxonomy Extension Schema Document.
101.CAL	Inline XBRL Taxonomy Extension Calculation Linkbase Document.
101.DEF	Inline XBRL Taxonomy Extension Definition Linkbase Document.
101.LAB	Inline XBRL Taxonomy Extension Label Linkbase Document.
101.PRE	Inline XBRL Taxonomy Extension Presentation Linkbase Document.
104	Cover Page Interactive Data File (formatted as Inline XBRL and contained in Exhibit 101).

*	Filed herewith.

**	To be filed by post-effective amendment, if applicable.

Item 26. Marketing Arrangements

The information contained under the heading “Plan of Distribution” on this Registration Statement is incorporated herein by reference.

Item 27. Other Expenses of Issuance and Distribution

Securities and Exchange Commission registration fee	$56,687.78
FINRA filing fee	$62,072.53
New York Stock Exchange listing fees(1)	$65,000
Printing expenses(1)	$80,000
Accounting fees and expenses(1)	$50,000
Legal fees and expenses(1)	$120,000
Miscellaneous(1)	$10,000
Total	$443,760.31

(1)	The amounts set forth above, with the exception of the Securities and Exchange Commission fee, are in each case estimated. All expenses set forth above will be borne by the Registrant.

Item 28. Persons Controlled by or Under Common Control

The Registrant directly owns 100% of each of the following consolidated subsidiaries:

●	Saratoga Investment Funding II LLC, a Delaware limited liability company;

●	Saratoga Investment Fund III LLC, a Delaware limited liability company;

●	Saratoga Investment Corp. SBIC II LP, a Delaware limited partnership;

●	Saratoga Investment Corp. SBIC III LP, a Delaware limited partnership; and

●	Saratoga Investment Corp. GP. LLC, a Delaware limited liability company.

In addition, the Registrant may be deemed to control Saratoga Investment Corp. CLO 2013-1 Ltd., one of the Registrant’s portfolio companies.

Item 29. Number of Holders of Securities

The following table sets forth the approximate number of record holders of each class of the Company’s securities as of January 14, 2026.

Title of Class	Number of Record Holders
Common Stock, $0.001 par value	11
4.375% 2026 Notes	1
4.35% 2027 Notes	1
6.00% 2027 Notes	1
6.25% 2027 Notes	1
8.00% 2027 Notes	1
8.125% 2027 Notes	1
8.50% 2027 Notes	1

Item 30. Indemnification

Reference is made to Section 2-418 of the MGCL, Article VII of the Registrant’s charter and Article XI of the Registrant’s Amended and Restated Bylaws.

The MGCL permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant’s charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by the MGCL, subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Registrant’s charter authorizes the Registrant, to the maximum extent permitted by the MGCL and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as the Registrant’s director or officer and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The Registrant’s bylaws obligate the Registrant, to the maximum extent permitted by the MGCL and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as the Registrant’s director or officer and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit the Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any of the Registrant’s employees or agents or any employees or agents of the Registrant’s predecessor. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The MGCL requires a corporation (unless its charter provides otherwise, which the Registrant’s charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. The MGCL permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under the MGCL, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either case, a court orders indemnification, and then only for expenses. In addition, the MGCL permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Investment Adviser and Administrator

The Investment Advisory and Management Agreement (the “Management Agreement”), by and between the Registrant and Saratoga Investment Advisors, LLC (in its capacity as the Registrant’s investment adviser, the “Investment Adviser”)provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, the Investment Adviser and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Investment Adviser’s services under the Management Agreement or otherwise as an investment adviser of the Registrant.

The Administration Agreement (the “Administration Agreement”), by and between the Registrant and Saratoga Investment Advisors, LLC (in its capacity as the Registrant’s administrator, the “Administrator”) provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, the Administrator and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Administrator’s services under the Administration Agreement or otherwise as administrator for the Registrant.

The law also provides for comparable indemnification for corporate officers and agents. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has entered into indemnification agreements with its directors. The indemnification agreements are intended to provide the Registrant’s directors the maximum indemnification permitted under the MGCL and the 1940 Act. Each indemnification agreement provides that the Registrant shall indemnify the director who is a party to the agreement (an “Indemnitee”), including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, other than a proceeding by or in the right of the Registrant.

Item 31. Business and Other Connections of Investment Adviser

A description of any other business, profession, vocation or employment of a substantial nature in which the Investment Adviser, and each managing director, director or executive officer of the Investment Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Management.” Additional information regarding the Investment Adviser and its officers and directors will be set forth in its Form ADV to be filed with the Securities and Exchange Commission.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder, are maintained at the offices of:

(1)	the Registrant, Saratoga Investment Corp., 535 Madison Avenue, New York, New York 10022;

(2)	the Transfer Agent, Broadridge Financial Solutions, Inc., 1717 Arch St., Suite 1300, Philadelphia, Pennsylvania 19103;

(3)	the Custodian, U.S. Bank National Association, 214 N. Tryon Street, 12th Floor, Charlotte, North Carolina 28202; and

(4)	the Investment Adviser, Saratoga Investment Advisors, LLC, 535 Madison Avenue, New York, New York 10022.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings.

1.	Not applicable.

2.	Not applicable.

3.	The Registrant hereby undertakes:

a. to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(i) to include any prospectus required by Section 10(a)(3) of the Securities Act;

(ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Filing Fee Tables” in the effective registration statement; and

(iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

Provided, however, that paragraphs 3(a)(i), (a)(ii) and 3(a)(iii) of this section do not apply if the registration statement is filed pursuant to General Instruction A.2 of Form N-2 and the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the SEC by the Registrant pursuant to Section 13 or Section 15(d) of the Exchange Act that are incorporated by reference into the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) that is part of the registration statement.

b. that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

c. to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

d. that, for the purpose of determining liability under the Securities Act to any purchaser:

(1) If the Registrant is relying on Rule 430B:

(A) Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2) If the Registrant is subject to Rule 430C, each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

e. that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424, under the Securities Act;

(2) free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(3) the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4. The Registrant hereby undertakes:

a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

b. for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5. The undersigned Registrant hereby undertakes that, for purposes of determining any liability under the Securities Act, each filing of the Registrant’s annual report pursuant to Section 13(a) or Section 15(d) of the Exchange Act that is incorporated by reference into the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6. Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

7. The undersigned Registrant hereby undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in New York, New York, on the 3rd day of March 2026.

SARATOGA INVESTMENT CORP.

By:	/s/ Christian L. Oberbeck
	Name:	Christian L. Oberbeck
	Title:	Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 has been signed by the following persons, in the capacities and on the dates indicated below. The document may be executed by the signatories hereto on any number of counterparts, all of which constituted one and the same instrument.

Signature	Title	Date

/s/ Christian L. Oberbeck	Chairman of the Board of Directors, Chief	March 3, 2026
Christian L. Oberbeck	Executive Officer (Principal Executive Officer)

/s/ Henri J. Steenkamp	Chief Financial Officer (Principal	March 3, 2026
Henri J. Steenkamp	Accounting Officer and Principal Financial Officer), Member of the Board of Directors

*	Member of the Board of Directors	March 3, 2026
Steven M. Looney

*	Member of the Board of Directors	March 3, 2026
Charles S. Whitman III

*	Member of the Board of Directors	March 3, 2026
Cabell Williams

*	Signed by Henri J. Steenkamp pursuant to a power of attorney signed by each of Messrs. Looney, Whitman, and Williams, and filed with the Registrant's Registration Statement on Form N-2 on January 16, 2026.